Current Taxes and Deferred Taxes - Schedule of Details of Current Tax Items by Geographical Area (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Income tax, with effect in profit and loss	$ (13,819)	$ (54,676)
Income tax, effect on equity, net investments		(7,145)
Income tax, rate 27%	$ (13,819)	$ (61,821)
Applicable tax rate	27.00%	27.00%	27.00%
Monthly Provisional Payment	$ 76,400	$ 44,923
Tax Credit for Training Costs	1,000	800
Tax Credit Donations	828	732
4% event capital credit	721	1,460
Other taxes to be recovered	23,146	70,758
Totals	88,276	56,852
Chile [member]
Disclosure of geographical areas [line items]
Income tax, with effect in profit and loss	(12,000)	(51,768)
Income tax, effect on equity, net investments		(7,145)
Income tax, rate 27%	$ (12,000)	$ (58,913)
Applicable tax rate	27.00%	27.00%	27.00%
Monthly Provisional Payment	$ 51,824	$ 25,429
Tax Credit for Training Costs	1,000	800
Tax Credit Donations	828	732
4% event capital credit	721	1,460
Other taxes to be recovered	8,317	48,970
Totals	$ 50,690	$ 18,478
United States [member]
Disclosure of geographical areas [line items]
Applicable tax rate	21.00%	21.00%	24.10%
Other taxes to be recovered		$ 1,713
Totals		1,713
Colombia [member]
Disclosure of geographical areas [line items]
Income tax, with effect in profit and loss	$ (1,819)	(2,908)
Income tax, rate 27%	$ (1,819)	$ (2,908)
Applicable tax rate	38.00%	34.00%	36.00%
Monthly Provisional Payment	$ 24,576	$ 19,494
Other taxes to be recovered	14,829	20,075
Totals	$ 37,586	$ 36,661